Related Party Transactions - Additional Information (Details) - USD ($)		3 Months Ended
	Feb. 09, 2021	Mar. 31, 2021	Dec. 02, 2021	Dec. 31, 2020	Dec. 02, 2020
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note			$ 300,000		$ 300,000
Notes Payable, Related Parties	$ 118,000			$ 109,000
Maximum amount of loans payable to related party convertible in to shares.		$ 1,500,000
Purchase price, per unit		$ 10.00		$ 10.00
Proceeds received from private placement		$ 10,475,000
Over-allotment option
Related Party Transaction [Line Items]
Number of units sold	4,500,000
Purchase price, per unit	$ 10.00
Private Placement
Related Party Transaction [Line Items]
Price of warrant	$ 10.00
Number of units sold		1,047,500
Purchase price, per unit		$ 10.00		$ 10.00
Proceeds received from private placement		$ 10,500,000
Sponsor
Related Party Transaction [Line Items]
Restrictions on transfer period of time after business combination completion		30 days